MONARCH BLUE CHIPS CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8%
	APPAREL & TEXTILE PRODUCTS - 3.5%
11,888	NIKE, Inc., Class B	$ 1,251,331

	BEVERAGES - 4.1%
8,139	PepsiCo, Inc.	1,484,147

	BIOTECH & PHARMA - 5.4%
4,539	Eli Lilly and Company	1,949,319

	DIVERSIFIED INDUSTRIALS - 4.7%
16,672	General Electric Company	1,692,708

	E-COMMERCE DISCRETIONARY - 5.0%
14,986	Amazon.com, Inc.(a)	1,807,012

	ELECTRIC UTILITIES - 4.0%
19,881	NextEra Energy, Inc.	1,460,458

	ENTERTAINMENT CONTENT - 3.5%
14,177	Walt Disney Company (The)(a)	1,247,009

	HEALTH CARE FACILITIES & SERVICES - 4.0%
2,967	UnitedHealth Group, Inc.	1,445,641

	INFRASTRUCTURE REIT - 3.6%
7,131	American Tower Corporation, A	1,315,242

	INSURANCE - 4.1%
4,628	Berkshire Hathaway, Inc., Class B(a)	1,485,958

	LEISURE FACILITIES & SERVICES - 3.7%
13,834	Starbucks Corporation	1,350,752

	MEDICAL EQUIPMENT & DEVICES - 7.3%
5,705	Danaher Corporation	1,309,982

MONARCH BLUE CHIPS CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 7.3% (Continued)
2,607	Thermo Fisher Scientific, Inc.	$ 1,325,555
		2,635,537
	OIL & GAS SERVICES & EQUIPMENT - 3.1%
26,541	Schlumberger Ltd.	1,136,751

	RETAIL - CONSUMER STAPLES - 4.1%
2,916	Costco Wholesale Corporation	1,491,709

	RETAIL REIT - 3.4%
11,569	Simon Property Group, Inc.	1,216,480

	SOFTWARE - 20.4%
4,360	Adobe, Inc.(a)	1,821,564
5,662	Microsoft Corporation	1,859,344
16,158	Oracle Corporation	1,711,779
8,631	Salesforce, Inc.(a)	1,927,993
		7,320,680
	TECHNOLOGY HARDWARE - 4.7%
9,580	Apple, Inc.	1,698,055

	TECHNOLOGY SERVICES - 11.2%
3,976	Mastercard, Inc., Class A	1,451,319
19,187	PayPal Holdings, Inc.(a)	1,189,402
6,421	Visa, Inc., Class A	1,419,234
		4,059,955

	TOTAL COMMON STOCKS (Cost $35,026,998)	36,048,744

	TOTAL INVESTMENTS - 99.8% (Cost $35,026,998)	$ 36,048,744
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	55,783
	NET ASSETS - 100.0%	$ 36,104,527

Ltd.	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.